Investments - FY, Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest [Abstract]
Municipal bonds, tax exempt	$ 1,606	$ 1,091	$ 4,519	$ 3,175	$ 4,509	$ 817	$ 484
Taxable bonds	384	454	1,165	1,148	1,514	3,557	3,159
Cash, cash equivalents, and short-term investments	32	1	52	5	9	16	1
Dividends on equity securities	101	86	303	266	372	307	180
Gross investment income	2,123	1,632	6,039	4,594	6,404	4,697	3,824
Investment expenses	(229)	(196)	(650)	(567)	(761)	(627)	(480)
Net investment income	$ 1,894	$ 1,436	$ 5,389	$ 4,027	$ 5,643	$ 4,070	$ 3,344